Agreements with General Motors - Additional information (Details) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Feb. 16, 2023 USD ($) shares	Jan. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) Tranche $ / shares	Dec. 31, 2022 USD ($)
Initial fair value of derivative			$ (348)	$ (33,194)
Tranche One [Member]
Issue of equity	$ 320,148
Number of shares issued | shares	15,002
Professional fees		$ 16,803
Other Transaction Cost		174
Tranche Two [Member]
Equity Investment From Investor		$ 329,852
Number of Tranche | Tranche			2
Investment Agreement Expiration Date			2024-08
Purchase price per share | $ / shares		$ 17.36
Initial fair value of derivative		$ 33,194
Professional fees		6,600
Transaction cost related to derivative expense		1,760
Transaction cost related to former parent investment		15,217
Volatility rate			71.26%
Share price | $ / shares			$ 6.4
Risk free rate			5.54%
Expected dividend rate			0.00%
Investments accounted for using equity method		$ 650,000
Acquisition percentage			100.00%
Gain loss of change in fair value of derivative			$ 32,846
Top of range [member] | Tranche Two [Member]
Investments accounted for using equity method			$ 329,852
Old lac [member] | Tranche Two [Member]
Volatility rate		58.34%
Share price | $ / shares		$ 21.99
Risk free rate		4.77%
Expected dividend rate		0.00%
share price [member] | Tranche Two [Member]
Change in percentage			10.00%
share price [member] | Top of range [member] | Tranche Two [Member]
Decrease percentage of derivative value			31.00%
Increase percentage of derivative value			31.00%
share price [member] | Bottom of range [member] | Tranche Two [Member]
Decrease percentage of derivative value			17.00%
Increase percentage of derivative value			17.00%